Forward Share Purchase Liability (“Fsp Liability”) (Details) - Schedule of Level 3 Fair Value Measurement of the FSP Liability - Level 3 [Member]	Dec. 31, 2022
Measurement Input, Share Price [Member]
Input
Fair value measurement Input	1.54
Measurement Input, Risk Free Interest Rate [Member]
Input
Fair value measurement Input	4.16
Measurement Input, Price Volatility [Member]
Input
Fair value measurement Input	52.19
Measurement Input, Exercise Price [Member]
Input
Fair value measurement Input	12.34
Measurement Input, Expected Term [Member]
Input
Fair value measurement Input	0.61